12 Financial assets and financial liabilities (Details 8) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount	R$ 9,680	R$ 26,642
Financial assets, at fair value	9,680	26,642
Financial liabilities, at carrying amount	1,659,609	645,866
Financial liabilities, at fair value	1,679,847	645,952
Financial Liabilities At amortized Cost [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	1,759,191	699,597
Derivatives Not Designated As Hedging Instruments [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount		757
Financial liabilities, at fair value		757
Accounts Payable To Selling Shareholders [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	518,240	300,237
Financial liabilities, at fair value	518,240	300,237
Lease liabilities [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	447,703	284,515
Financial liabilities, at fair value	447,703	284,515
Loans And Financing [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	617,485	60,357
Financial liabilities, at fair value	637,723	60,443
Notes Payable[Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial liabilities, at carrying amount	76,181
Financial liabilities, at fair value	76,181
Financial Assets At Amortised Cost [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount	1,357,039	1,095,290
Derivatives Not Designated As Hedging Instruments [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount
Financial assets, at fair value
Restricted Cash [Member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount	2,053	16,841
Financial assets, at fair value	2,053	16,841
Trade receivables [member]
Disclosure of redesignated financial assets and liabilities [line items]
Financial assets, at carrying amount	7,627	9,801
Financial assets, at fair value	R$ 7,627	R$ 9,801